Expense Example - Avory Foundational ETF - Avory Foundational ETF Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	$ 284